Options Granted under SGL Share Plan (Detail)	12 Months Ended
Dec. 31, 2013
Performance Shares [Member] | Gold Fields Limited Share Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	28,568,317
Performance Shares [Member] | Sibanye Gold Limited 2013 Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	4,118,870
Exercised and released	(1,523,111)
Forfeited	(3,080,373)
Shares outstanding	28,083,703
Bonus Share [Member] | Gold Fields Limited Share Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	702,915
Bonus Share [Member] | Sibanye Gold Limited 2013 Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	1,135,455
Exercised and released	(638,086)
Forfeited	(64,829)
Shares outstanding	1,135,455